Tax expense/(benefit)	12 Months Ended
Dec. 31, 2023
Tax Expenses [Abstract]
Tax expense/(benefit)

7.	Tax expense/(benefit)
The following table summarizes Tax expense:

	Years ended December 31,
	2023	2022	2021
	(€ million)
Current tax expense	€3,405	€3,565	€2,294
Deferred tax expense/(benefit)	559	(840)	(342)
Tax expense/(benefit) relating to prior periods(1)	(171)	4	(41)
Total Tax expense/(benefit)	€3,793	€2,729	€1,911
________________________________________________________________________________________________________________________________________________
(1) Tax expense/(benefit) relating to prior periods includes €173 million deferred tax expense, €161 million deferred tax expense and €297 million deferred tax benefit for 2023,
2022 and 2021, respectively, primarily related to U.S. provision to return adjustments for prior year tax positions
Effective tax rate reconciliation
The applicable tax rate used to determine theoretical income taxes is the statutory rate of the jurisdiction in which the Company is tax resident during each reported period. From 2021, as a result of the merger, Stellantis N.V. is tax resident in the Netherlands. The reconciliation between the theoretical income tax and actual tax is calculated on the basis of the
Netherlands corporate income tax rate of 25.8 percent in 2023 and 2022 and 25.0 percent in 2021, as follows:

	Years ended December 31,
	2023	2022	2021
	(€ million)
Profit/(loss) before tax	€22,418	€19,508	€15,129
Income tax rate	25.8%	25.8%	25.0%
Theoretical income taxes	€5,784	€5,033	€3,782
Tax effect on:
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	(407)	(495)	178
Recognition and utilization of previously unrecognized deferred tax assets	(740)	(1,153)	(1,954)
Deferred tax assets not recognized and write-downs	—	47	598
Permanent differences	(470)	(406)	(656)
Tax credits	(299)	(221)	(85)
Tax rate changes	—	—	53
Withholding tax	44	21	63
Other differences	(119)	(97)	(68)
Total Tax expense	€3,793	€2,729	€1,911
Effective tax rate	16.9%	14.0%	12.6%
The increase in the effective tax rate to 16.9 percent in 2023 from 14.0 percent in 2022 is primarily related to a lower tax benefit for net recognition of Deferred tax assets, primarily in Enlarged Europe.
Net deferred tax position
The Company recognizes the net amount as either Deferred tax assets or Deferred tax liabilities, to the extent deferred taxes may be offset. Amounts recognized were as follows:

	At December 31,
	2023	2022
	(€ million)
Deferred tax assets(1)	€2,152	€2,052
Deferred tax liabilities(1)	(4,784)	(4,332)
Total Net deferred tax assets/(liabilities)	€(2,632)	€(2,280)
________________________________________________________________________________________________________________________________________________
(1) Deferred tax assets and Deferred tax liabilities include the impacts of (i) Unrecognized deferred tax assets on temporary differences; (ii) Deferred tax assets arising from tax loss carry-forwards; and (iii) Unrecognized deferred tax assets on tax loss carry-forwards, which are reflected separately below in the Changes in deferred tax position by nature summary
The increase in Net deferred tax liabilities was mainly due to a decrease in Net deferred tax assets in Enlarged
Europe, partially offset by a decrease in net deferred tax liabilities in North America. See Note 2, Basis of preparation - Use of estimates - Recoverability of deferred tax assets for additional information.
Changes in deferred tax position by nature
The significant components of Deferred tax assets and liabilities and their changes during the years ended
December 31, 2023 and 2022 were as follows:

	At January 1, 2023	Recognized in Consolidated Income Statement	Recognized in Equity	Transferred to Assets/ (Liabilities) Held for Sale	Translation differences and Other	At December 31, 2023
	(€ million)
Deferred tax liabilities arising on:
Accelerated depreciation	€(2,775)	€(315)	€—	€—	€(12)	€(3,102)
Capitalized development assets	(4,296)	332	—	—	43	(3,921)
Other Intangible assets and Intangible assets with indefinite useful lives	(3,964)	(12)	—	—	107	(3,869)
Right-of-use assets	(331)	29	—	—	26	(276)
Provision for employee benefits	(1,086)	(4)	(23)	—	35	(1,078)
Other	(1,488)	48	235	(26)	186	(1,045)
Total deferred tax liabilities	€(13,941)	€78	€212	€(26)	€385	€(13,291)
Deferred tax assets arising on:
Provisions	4,852	(304)	(37)	—	(43)	4,468
Provision for employee benefits	2,183	(208)	6	—	(28)	1,953
Lease liabilities	373	(8)	2	—	(31)	336
Impairment of tangible and intangible assets	1,269	(376)	(1)	—	(15)	877
Inventories	375	62	5	—	2	444
Allowances for doubtful accounts	58	10	(1)	—	(8)	59
Provision for buy back	169	1	—	—	(17)	153
Other	2,589	(156)	172	—	377	2,982
Total deferred tax assets	€11,868	€(979)	€146	€—	€237	€11,272
Unrecognized deferred tax assets on temporary differences[1]	(3,183)	311	11	—	(516)	(3,377)
Deferred tax assets arising on tax loss carry-forwards	9,506	(402)	—	—	(35)	9,069
Unrecognized deferred tax assets on tax loss carry-forwards	(6,531)	260	—	—	(34)	(6,305)
Total Net deferred tax assets/ (liabilities)	€(2,280)	€(732)	€369	€(26)	€37	€(2,632)
________________________________________________________________________________________________________________________________________________
(1) Unrecognized deferred tax assets on temporary differences reported in the Changes in deferred tax position by nature summary include Allowance for Corporate Equity in Italy of €1,298 million in 2023 (€1,215 million in 2022) and Advanced Corporate Tax in the United Kingdom of €26 million in 2023 (€26 million in 2022)

	At January 1, 2022	Recognized in Consolidated Income Statement	Recognized in Equity	Transferred to Assets/ (Liabilities) Held for Sale	Translation differences and Other	At December 31, 2022
	(€ million)
Deferred tax liabilities arising on:
Accelerated depreciation	€(2,662)	€19	€—	€—	€(133)	€(2,775)
Capitalized development assets	(4,313)	116	—	—	(99)	(4,296)
Other Intangible assets and Intangible assets with indefinite useful lives	(3,733)	(44)	—	—	(187)	(3,964)
Right-of-use assets	(397)	82	—	—	(16)	(331)
Provision for employee benefits	(591)	—	(477)	—	(18)	(1,086)
Other	(1,398)	(219)	162	—	(33)	(1,488)
Total deferred tax liabilities	€(13,094)	€(46)	€(315)	€—	€(486)	€(13,941)
Deferred tax assets arising on:
Provisions	4,510	211	1	(10)	140	4,852
Provision for employee benefits	2,325	(342)	12	—	188	2,183
Lease liabilities	413	(60)	—	—	20	373
Impairment of tangible and intangible assets	1,590	(319)	—	—	(2)	1,269
Inventories	250	129	—	(2)	(2)	375
Provision for buy-back	131	42	—	—	(4)	169
Allowances for doubtful accounts	115	(66)	—	(1)	10	58
Other	2,635	(178)	25	—	107	2,589
Total deferred tax assets	€11,969	€(583)	€38	€(13)	€457	€11,868
Unrecognized deferred tax assets on temporary differences	(3,462)	466	(26)	9	(170)	(3,183)
Deferred tax assets arising on tax loss carry-forwards	8,803	469	—	2	232	9,506
Unrecognized deferred tax assets on tax loss carry-forwards	(6,663)	373	—	(3)	(238)	(6,531)
Total Net deferred tax assets / (liabilities)	€(2,447)	€680	€(303)	€(5)	€(205)	€(2,280)
In accordance with IAS 12 - Income Taxes, deferred taxes are calculated for all temporary differences between the tax base of assets and liabilities and their carrying amount. Deferred tax liabilities are systematically recognized, while deferred tax assets are recognized for all deductible temporary differences to the extent that it is probable that taxable profit is available against which the deductible temporary differences could be utilized. A deferred tax liability is recognized for all taxable temporary differences associated with investments in subsidiaries and equity method investments for the variance between their tax and accounting value, except to the extent that both of the following conditions are satisfied: (i) Stellantis is able to control the timing of the reversal of the temporary difference; (ii) it is probable that the temporary difference will not reverse in the foreseeable future.
At December 31, 2023, the aggregate amount of temporary differences relating to investments in subsidiaries and interests in joint ventures for which deferred tax liabilities are not recognized is approximately €379 million.
As of December 31, 2023, the Company had total Deferred tax assets on deductible temporary differences of
€11,272 million (€11,868 million at December 31, 2022), of which €3,377 million was not recognized (€3,183 million at
December 31, 2022). As of December 31, 2023, the Company also had Deferred tax assets on tax loss carry-forwards of
€9,069 million (€9,506 million at December 31, 2022), of which €6,305 million was not recognized (€6,531 million at
December 31, 2022).
Tax loss carry-forwards
Recognition of deferred tax assets related to tax loss carry-forwards were tested for realizability based on forecasted future taxable income using estimates consistent with the main assumptions of the MTP. Deferred tax assets relating to the carry-forward of unused tax losses and tax credits, as well as those arising from deductible temporary differences, were recognized to the extent that it was probable that future profits would be available against which they could be utilized. The realization of these deferred tax assets was sensitive to the assumptions and judgments used in the determination of the taxable income in the future, as well as Stellantis’ ability to implement tax planning strategies, as necessary. While Stellantis has not yet recognized all deferred tax assets in all jurisdictions, it is possible the Company’s assessment of realizability could change, resulting in the recognition of additional deferred tax assets in the Company’s Consolidated Statement of Financial
Position and the related income tax benefit in the Company’s Consolidated Income Statement. Refer to Note 2, Basis of
preparation - Use of estimates - Recoverability of deferred tax assets for additional information.

	Tax loss carry-forward (after application of the current tax rate)	Recognized deferred tax assets on tax loss carry- forward	Unrecognized deferred tax assets on tax loss carry- forwards (after application of the current tax rate)
	At December 31, 2023
	(€ million)
Tax Groups:
France	€1,663	€(1,645)	€18
Germany	120	(120)	—
Spain	561	(63)	498
Italy	3,499	(605)	2,894
Other Jurisdictions:
Brazil	2,411	—	2,411
Others	815	(331)	484
Total	€9,069	€(2,764)	€6,305

	Tax loss carry-forward (after application of the current tax rate)	Recognized deferred tax assets on tax loss carry- forward	Unrecognized deferred tax assets on tax loss carry- forwards (after application of the current tax rate)
	At December 31, 2022
	(€ million)
Tax Groups:
France	€2,066	€(2,050)	€16
Germany	249	(249)	—
Spain	597	(53)	544
Italy	3,640	(486)	3,154
Other Jurisdictions:
Brazil	2,252	—	2,252
Others	702	(136)	566
Total	€9,506	€(2,975)	€6,531
At the end of December 2023 and December 2022, the Company had total tax-effected tax loss carry-forwards of
€9.1 billion and €9.5 billion, respectively, of which €6.3 billion and €6.5 billion were not recognized, respectively. Tax loss carry-forwards in France, Germany, Italy, Spain, and Brazil do not expire. Tax loss carry-forwards relating to the French,
German, Spanish and Italian tax groups are available within each tax group for offsetting against net deferred tax liabilities
(subject to limitations provided under local tax law) and are recognized in the Consolidated Statement of Financial Position.
In February 2022, the French tax authorities preliminarily agreed that upon merger, the French permanent establishment of
Stellantis N.V., along with the companies within the former French consolidated tax group, succeeded to approximately
€9.0 billion of French tax loss carry-forwards existing as of December 31, 2020.
Pillar Two
The OECD Pillar Two agreement aims to ensure that multinational corporations pay a minimum effective tax rate of
15 percent on a jurisdictional basis and many countries have initiated domestic legislative procedures to enact these global minimum tax rules. In December 2023, the Netherlands enacted Pillar Two legislation that is effective from January 1, 2024.
As the Netherlands is the jurisdiction of Stellantis NV, the Company’s ultimate parent, the Dutch Pillar Two rules are effective for the Company’s financial year beginning January 1, 2024. Other jurisdictions in which we operate have enacted local Pillar Two legislation effective from January 1, 2024. As there was no Pillar Two legislation in effect as of the reporting date, we do not have any current tax liability for the year ended December 31, 2023.
We are in the process of assessing the impact of the Dutch Pillar Two legislation and other local country legislation on our operations as the rules become effective. Our assessment includes analyzing whether jurisdictions in which we operate have a Pillar Two effective tax rate below 15 percent and analyzing jurisdictions where we receive tax incentives to assess whether these rules may result in an offset of all or a portion of the tax incentives in the form of a Pillar Two tax.
In addition to reviewing the enacted Pillar Two legislation, the Company is reviewing the Tax Reform Bill that was enacted by the Brazilian Congress in December 2023 which potentially impacts the taxability of incentives we receive in
Brazil and which creates complexity and uncertainty in quantifying the Pillar Two impact of our operations in Brazil.
Specifically, in December 2023, the Brazilian Congress enacted the Tax Reform Bill and incorporated it within the
Brazilian Constitution. Within the scope of the Brazil Tax Reform Bill, the Northeast Automotive Regime (tax incentive granted to the Pernambuco Plant) was extended for an additional cycle, starting in 2026 with a gradual phase-out until 2032
(during this cycle a 20 percent year-over-year reduction will be applied from 2029 until its full elimination in December
2032). Also in December 2023, the Brazilian Congress Enacted the Government Grants Taxation Act, with mandatory application starting in 2024. This Act will result in taxation of the tax incentives granted to the Stellantis plants in Brazil but may be subject to challenge in the Brazilian courts. Regulations to clarify the operation of the new laws are expected to be enacted during 2024.
Due to the complexity of the Pillar Two rules and the uncertainty in their application, the quantitative impact of the rules is not reasonably estimable at this time. The Company continues to progress on its Pillar Two assessment and expects to complete the assessment in the first half of 2024.
The Company applies the mandatory temporary exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes, as provided in International Tax Reform—Pillar Two Model
Rules – Amendments to IAS 12 issued in May 2023.